COMMITMENTS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
COMMITMENTS

The Company is committed to make lease payments for the rental of office space as follows:

2012                     $    286,412

2013                           187,579

2014                           201,594

2015                           205,409

2016                           208,135

2017                             86,723

$ 1,175,852

The Company incurred lease expense of $382,878 (December 31, 2010 – $322,062) for the year ended December 31, 2011.